Restructuring (Tables)	12 Months Ended
Dec. 31, 2025
Restructuring [Abstract]
Net Restructuring Expense by Division	Net restructuring expense by division

in € m.	2025	2024	2023
Corporate Bank	—	(1)	(4)
Investment Bank	—	—	(3)
Private Bank	(15)	(3)	228
Asset Management	—	—	—
Corporate & Other	—	—	(1)
Total Net Restructuring Charges	(15)	(3)	220

Net Restructuring by Type	Net restructuring by type

in € m.	2025	2024	2023
Restructuring – Staff related	(13)	(5)	178
thereof:
Termination Benefits	(15)	(6)	176
Retention Acceleration	1	—	1
Social Security	1	1	1
Restructuring – Non Staff related	(1)	1	42
Total Net Restructuring Charges	(15)	(3)	220

Organizational Changes	Organizational changes

Full-time equivalent staff	2025	2024	2023
Corporate Bank	3	10	29
Investment Bank	1	5	9
Private Bank	519	116	377
Asset Management	—	2	—
Infrastructure	12	35	61
Total full-time equivalent staff	535	168	476